TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses,

Summary Prospectuses and Statements of Additional Information, as supplemented

Transamerica Energy Infrastructure

Effective January 2, 2024, the following replaces the corresponding information in the Prospectuses and Summary Prospectuses for Transamerica Energy Infrastructure under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Kayne Anderson Capital Advisors, L.P.
Portfolio Managers:
James Baker	Portfolio Manager	since January 2024
Harrison Little	Portfolio Manager	since January 2024

Effective January 2, 2024, the following replaces the information in the Prospectuses for Transamerica Energy Infrastructure under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
James Baker	Kayne Anderson Capital Advisors, L.P.

Portfolio Manager of the fund since 2024;

Managing Partner and Co-Head of Kayne Energy Infrastructure;

President and Chief Executive Officer of Kayne Anderson Energy Infrastructure Fund, Inc. (NYSE: KYN).

Harrison Little	Kayne Anderson Capital Advisors, L.P.

Portfolio Manager of the fund since 2024;

Head of Research and Deputy Co-Head of Kayne Energy Infrastructure.

Partner, Co-Founder and Director of Research at Decade Renewable Partners (2021-2023);

Senior Associate at Citadel (2017-2020).

* * *

Effective January 2, 2024, the following tables replace the corresponding tables in the Statements of Additional Information in “Appendix B - Portfolio Managers” under “Kayne Anderson Capital Advisors, L.P. (“KACALP”)”:

Transamerica Energy Infrastructure

	Registered Investment Companies[1]		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

James Baker*	1	$2.40 billion	4	$522.60 million	5	$252.29 million

Harrison Little*	0	$0	0	$0	0	$0

Fee Based Accounts[2] (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

James Baker*	0	$0	3	$411.35 million	2	$92.73 million

Harrison Little*	0	$0	0	$0	0	$0
*	As of November 30, 2023.

1 Includes 1 closed-end fund managed by KA Fund Advisors, LLC, an affiliated registered investment adviser of KACALP.

2 These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

* * *

Effective January 2, 2024, the following replaces the corresponding information in the Statements of Additional Information in “Appendix B - Portfolio Managers - Ownership of Securities” under “Kayne Anderson Capital Advisors, L.P. (“KACALP”)”:

As of December 28, 2023, the portfolio manager(s) did not beneficially own any shares of the fund(s).

Investors Should Retain this Supplement for Future Reference

December 28, 2023